Item 1.  Report to Shareholders

DECEMBER 31, 2004

T. ROWE PRICE

Limited-Term Bond Portfolio

Annual Report

--------------------------------------------------------------------------------

The views and opinions in this report were current as of December 31, 2004. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund's future investment intent. The report is certified under the Sarbanes-Oxley Act of 2002, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

--------------------------------------------------------------------------------

T. Rowe Price Limited-Term Bond Portfolio

MANAGER COMMENTARY

During the past six months, the Federal Reserve embarked on a policy of tightening its monetary stance. As a result, interest rates for the shortest maturities have risen sharply along with an increase in the fed funds rate target from 1.0% to 2.25% from June through the end of December. Simultaneously, intermediate- and longer-term yields have actually declined, resulting in a positive total return for your fund.

MARKET ENVIRONMENT

[Graphic Omitted]

Interest Rate Levels
--------------------------------------------------------------------------------

Current Coupon GNMA
5-Year Treasury Note
2-Year Treasury Note

                               Current              5-Year               2-Year
                           Coupon GNMA       Treasury Note        Treasury Note

12/31/03                          5.24%               3.25%                1.82%

                                  5.17                3.14                 1.82

                                  4.98                2.94                 1.64

3/04                              4.90                2.78                 1.57

                                  5.56                3.62                 2.32

                                  5.71                3.79                 2.53

6/04                              5.54                3.77                 2.68

                                  5.43                3.69                 2.68

                                  5.10                3.31                 2.39

9/04                              5.16                3.37                 2.61

                                  4.98                3.28                 2.55

                                  5.15                3.69                  3.0

12/31/04                          5.05                3.61                 3.07

Short- and longer-term interest rates moved counter to each other during the past six months, with short yields rising and longer yields declining as the Federal Reserve boosted the fed funds rate target in five stages, from 1.00% to 2.25%. The rate hikes failed to dampen the economic boost provided by firm stock prices, low long-term interest rates, tight yields among bonds of various qualities, and a falling dollar. Consumer and housing demand continue to draw support from job gains, income growth, and low interest rates. Resilient profit margins, steady cash flow, and rising utilization rates underpin capital expenditures.

While employment gains have been somewhat choppy, they nevertheless are strong enough to gradually reduce the unemployment rate over time. An upturn in the growth of labor costs and higher import prices, driven by a weak dollar, are generating a cyclical rise in inflation. That said, inflation remains relatively low in historical terms, allowing the Federal Open Market Committee to continue to tighten monetary policy gradually in coming months.

The past year ended on a positive note as consumer confidence recovered to the level attained in mid-summer.

The weakness in recent months was most likely related to uncertainty about employment prospects, spiking oil prices, and uneasiness surrounding the election--concerns that moderated during the final weeks of the year. We anticipate continuing economic growth in 2005.

PERFORMANCE

Performance Comparison
--------------------------------------------------------------------------------

Periods Ended 12/31/04                            6 Months            12 Months
--------------------------------------------------------------------------------

Limited-Term
Bond Portfolio                                        1.20%                1.10%

Lipper Variable Annuity
Underlying Short
Intermediate Investment-
Grade Debt Funds Average                              1.55                 1.62

Merrill Lynch 1-5 Year
U.S. Corporate and
Government Index                                      1.85                 1.77

Your Portfolio generated slight gains during the past six months and year. Results for both time frames were a bit behind the average for the Lipper peer group and the Merrill Lynch 1-5 Year U.S. Corporate and Government Index. The fund's net asset value declined $0.02 from the end of June to $4.98 at the end of December in a challenging environment, but dividends contributed $0.08 per share, resulting in a positive total return for the six-month period. For the 12-month cycle, net asset value fell $0.11 but dividends amounting to $0.17 per share put the annual return in positive territory.

The fund's high yield, generated primarily by our corporate and asset-backed securities, failed to keep performance abreast of its major benchmarks during the past six months and year. The shortfall was a result of the portfolio's short duration throughout most of 2004. (Duration is a measure of a bond fund's sensitivity to interest rates; see Glossary for a more detailed explanation. The short-duration strategy still strikes us as valid in light of our expectation for rising interest rates in 2005, which we explain in greater detail in the Outlook section.) Duration had not been a significant factor earlier when virtually all short-term bond funds had maintained similar postures, but a longer duration when intermediate-term rates were falling in recent months would have benefited results. Fund duration stood at 1.7 years at the end of December, and it was a notch higher at 1.8 years a year ago.

Key Statistics
--------------------------------------------------------------------------------

Periods Ended                                      6/30/04             12/31/04
--------------------------------------------------------------------------------

Price Per Share                            $          5.00      $          4.98

Dividends Per Share
  6 Months                                            0.09                 0.08

  12 Months                                           0.17                 0.17

30-Day Dividend Yield*                                3.17%                3.15%

30-Day Standardized
Yield to Maturity                                     2.71                 2.86

Weighted Average Maturity (Years)                      2.3                  2.1

Weighted Average Effective
Duration (Years)                                       1.6                  1.7

* Dividends earned for the last 30 days of each period indicated are annualized and divided by the fund's net asset value at the end of the period.

Our investment strategy continued to focus on maintaining a relatively high yield, which we accomplished by keeping our allocation of U.S. Treasury and agency securities at fairly low levels during the past six months and simultaneously lifting our exposure to mortgage-backed bonds. Corporate bonds and notes were steady at 47% of the portfolio, and our allotment of industrial and utilities holdings slipped a notch from six months earlier.

Quality Diversification
--------------------------------------------------------------------------------

                                                Percent of           Percent of
                                                Net Assets           Net Assets
                                                   6/30/04             12/31/04
--------------------------------------------------------------------------------

Quality Rating
  U.S. Government Agency Securities*                    16%                  18%

  AAA                                                   38                   35

  AA                                                     4                    6

  A                                                     21                   19

  BBB                                                   20                   21

  BB and Below                                           1                    1
--------------------------------------------------------------------------------

  Total                                                100%                 100%
--------------------------------------------------------------------------------

* U.S. government agencies include GNMA and conventional pass-throughs, and CMOs.

Source: Standard & Poor's; if Standard & Poor's does not rate a security, then Moody's Investors Service is used as a secondary source.

Sector Diversification
--------------------------------------------------------------------------------

                                                Percent of           Percent of
                                                Net Assets           Net Assets
                                                   6/30/04             12/31/04
--------------------------------------------------------------------------------

Corporate Bonds and Notes                               47%                  47%

  Banking and Finance                                   14                   14

  Consumer Products and Services                         7                    8

  Industrial                                             9                    8

  Utilities                                             10                    9

  Media and Communications                               5                    5

  Transportation Services                                1                    1

  Energy                                                 1                    2

Asset-Backed Securities                                 14                   11

Mortgage-Backed Securities                              21                   23

U.S. Government Obligations                              8                    8

  U.S. Treasury                                          5                    5

  U.S. Government Agencies                               3                    3

Non-U.S. Dollar-Denominated
Securities                                               -                    -

Money Market Funds                                      10                   12

All Other                                                -                    -

Other Assets Less Liabilities                            -                   -1
--------------------------------------------------------------------------------

Total                                                  100%                 100%
--------------------------------------------------------------------------------

At the end of December, 35% of the portfolio was allocated to AAA securities (down from 38% in June), 6% to AA (up from 4%), 19% to A (down from 21%), and the remainder to BBB and lower.

OUTLOOK

Inflation remains contained, reflecting expectations for moderate growth in labor costs, gains in worker productivity, and a decline in the price of crude oil from its previous high. We expect the Federal Reserve to continue its policy of raising short-term interest rates in 2005, and longer-term yields are likely to track higher as well. However, we believe shorter rates will rise more rapidly, resulting in a gradually flattening yield curve.

In this type of environment, with the economy growing moderately, longer-term yields increasing more slowly than short-term rates, and inflation under control, shorter-term bonds should perform reasonably well. We reiterate our position that, while market conditions may become less friendly to bond investors as rates move higher, investors should keep a portion of their assets in this segment of the fixed-income market.

Short-term fixed-income securities offer portfolio diversification, are less volatile than equities and long-term bonds, generate income that can help offset principal losses, and provide a relatively safe haven in periods of geopolitical instability.

As long as the Fed continues to implement its tightening strategy with incremental rate hikes, the short-term market should be able to absorb them with relative ease. In addition, the diversified mix of bonds in our portfolio provides investors with a yield advantage over Treasuries, which can help offset any weakness in principal. As always, we will continue to monitor conditions closely and look for opportunities as they become available in a changing economic environment.

Thank you for investing with T. Rowe Price.

Respectfully submitted,

Edward A. Wiese
President and chairman of the fund's Investment Advisory Committee

January 14, 2005

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund's investment program.

Risks of Fixed-Income Investing
--------------------------------------------------------------------------------

Bonds are subject to interest rate risk (the decline in bond prices that usually accompanies a rise in interest rates) and credit risk (the chance that any fund holding could have its credit rating downgraded, or that a bond issuer will default by failing to make timely payments of interest or principal), potentially reducing the fund's income level and share price. Mortgage-backed securities are subject to prepayment risk, particularly if falling rates lead to heavy refinancing activity, and extension risk, which is an increase in interest rates that causes a fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This could increase the fund's sensitivity to rising interest rates and its potential for price declines.

Glossary
--------------------------------------------------------------------------------

Lipper Averages: The averages of available mutual fund performance returns for specified time periods in defined categories as tracked by Lipper Inc.

Merrill Lynch 1-5 Year U.S. Corporate and Government Index: A broad index that incorporates corporate, Treasury, and agency bonds with maturities of one to five years.

Duration: A measure of a bond fund's sensitivity to changes in interest rates. For example, a fund with a duration of two years would fall about 2% in price in response to a one-percentage-point rise in interest rates, and vice versa.

T. Rowe Price Limited-Term Bond Portfolio

Growth of $10,000
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

Limited-Term Bond Portfolio
--------------------------------------------------------------------------------

                                                                           As of
                                                                        12/31/04
                                                                        --------

Limited-Term Bond Portfolio                                $             17,253

Merrill Lynch 1-5 Year U.S.
Corporate and Government Index                             $             18,757

Lipper Variable Annuity Underlying Short
Intermediate Investment-Grade Debt Funds
Average                                                    $             17,662


                                             Merrill Lynch               Lipper
                                                  1-5 Year     Variable Annuity
                   Limited-Term Bond    U.S. Corporate and     Underlying Short
                           Portfolio      Government Index         Intermediate

12/94               $         10,000       $        10,000      $        10,000

12/95                         10,988                11,296               11,208

12/96                         11,346                11,818               11,638

12/97                         12,110                12,663               12,434

12/98                         12,992                13,636               13,219

12/99                         13,100                13,935               13,408

12/00                         14,312                15,173               14,499

12/01                         15,524                16,534               15,738

12/02                         16,365                17,843               16,759

12/03                         17,065                18,432               17,364

12/04                         17,253                18,757               17,662

Average Annual Compound Total Return
--------------------------------------------------------------------------------

Periods Ended 12/31/04          1 Year             5 Years             10 Years
--------------------------------------------------------------------------------

Limited-Term Bond Portfolio       1.10%               5.66%                5.61%

Lipper Variable Annuity
Underlying Short
Intermediate Investment-
Grade Debt Funds Average          1.62                5.15                 5.85

Merrill Lynch 1-5 Year
U.S. Corporate and
Government Index                  1.77                6.12                 6.49

Current performance may be higher or lower than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance information, please visit our Web site (troweprice.com) or contact a T. Rowe Price representative at 1-800-469-5304.

This table shows how the portfolio would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on portfolio distributions or the redemption of portfolio shares. Total returns do not include charges imposed by your insurance company's separate account. If these were included, performance would have been lower.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs such as redemption fees or sales loads and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table ("Actual") provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table ("Hypothetical") is based on hypothetical account values and expenses derived from the fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund's actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Limited-Term Bond Portfolio
--------------------------------------------------------------------------------

                                                                       Expenses
                             Beginning              Ending          Paid During
                               Account             Account              Period*
                                 Value               Value            7/1/04 to
                                7/1/04            12/31/04             12/31/04
--------------------------------------------------------------------------------

Actual                  $     1,000.00     $      1,012.00      $          3.54

Hypothetical
(assumes 5% return
before expenses)              1,000.00            1,021.62                 3.56

* Expenses are equal to the fund's annualized expense ratio for the six-month period (0.70%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184) divided by the days in the year (366) to reflect the half-year period.

Financial Highlights

T. Rowe Price Limited-Term Bond Portfolio



                                  For a share outstanding throughout each period
--------------------------------------------------------------------------------

                          Year
                         Ended
                      12/31/04    12/31/03    12/31/02    12/31/01    12/31/00

NET ASSET VALUE

Beginning of period  $    5.09   $    5.08   $    5.06   $    4.93   $    4.79

Investment
activities
  Net investment
  income (loss)           0.16        0.18        0.25        0.28        0.29

  Net realized
  and unrealized
  gain (loss)            (0.10)       0.03        0.02        0.13        0.14

  Total from
  investment
  activities              0.06        0.21        0.27        0.41        0.43

Distributions
  Net investment
  income                 (0.17)      (0.19)      (0.25)      (0.28)      (0.29)

  Net realized gain          -       (0.01)          -           -           -

  Total Distributions    (0.17)      (0.20)      (0.25)      (0.28)      (0.29)

NET ASSET VALUE

End of period        $    4.98   $    5.09   $    5.08   $    5.06   $    4.93
                     -----------------------------------------------------------

Ratios/Supplemental
Data

Total return^             1.10%       4.28%       5.42%       8.47%       9.25%

Ratio of total
expenses to
average net assets        0.70%       0.70%       0.70%       0.70%       0.70%

Ratio of net
investment
income (loss) to
average net assets        3.16%       3.68%       4.86%       5.54%       6.00%

Portfolio
turnover rate             47.2%      123.8%       62.4%       48.4%       58.4%

Net assets,
end of period
(in thousands)       $  92,092   $  90,233   $  86,375   $  83,906   $  68,844

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments (1)

T. Rowe Price Limited-Term Bond Portfolio

December 31, 2004

                                              $ Par/Shares                Value
--------------------------------------------------------------------------------
(Amounts in 000s)

CORPORATE BONDS AND NOTES 47.2%

Banking and Finance 14.3%

ABN AMRO Bank (Chicago)
  7.25%, 5/31/05                                       410                  417

AIG Sunamerica Global Financing XII
  144A, 5.30%, 5/30/07                                 550                  572

Allstate Financial Global Funding
  144A, 5.25%, 2/1/07                                  500                  519

AT&T Capital Corporation
  6.60%, 5/15/05                                       195                  198

Bank of America, 5.25%, 2/1/07                         300                  311

Bank One Corp., 6.50%, 2/1/06                          300                  311

CIT Group
  4.125%, 2/21/06                                      250                  253

  5.50%, 11/30/07                                      500                  523

Citigroup, 5.75%, 5/10/06                              400                  414

Countrywide Home Loans
  4.125%, 9/15/09                                      350                  349

First Union, 7.55%, 8/18/05                            750                  771

Goldman Sachs Group
  VR, 1.735%, 7/2/07                                   500                  501

HBOS Treasury Services
  144A, 3.125%, 1/12/07                                400                  398

Household Finance
  5.75%, 1/30/07                                       400                  418

International Lease Finance
  3.75%, 8/1/07                                        500                  500

Keycorp, 6.75%, 3/15/06                                275                  287

Lehman Brothers, 6.25%, 5/15/06                        500                  520

Marsh & McLennan
  3.625%, 2/15/08                                      200                  193

Marshall & Ilsley Bank
  4.125%, 9/4/07                                       225                  228

Merrill Lynch
  7.00%, 3/15/06                                       275                  287

  VR, 3.70%, 3/2/09                                    400                  399

Midland Bank, 7.625%, 6/15/06                          700                  741

Morgan Stanley Dean Witter
  6.10%, 4/15/06                                       300                  311

Regions Bank, 2.90%, 12/15/06                          470                  465

SLM Corporation
  VR, 4.31%, 4/1/09                                    750                  748

St. Paul Companies, 5.75%, 3/15/07                     350                  365

Travelers Property Casualty
  3.75%, 3/15/08                                       265                  263

U.S. Bank, 2.87%, 2/1/07                               400                  394

Wells Fargo, 4.20%, 1/15/10                            850                  854

World Savings Bank, F.S.B.
  4.125%, 12/15/09                                     650                  650

                                                                         13,160

Consumer Products and Services 7.7%

AOL Time Warner
  6.125%, 4/15/06                                      350                  362

Brown-Forman, 2.125%, 3/15/06                          360                  356

Bunge Limited Finance
  4.375%, 12/15/08                                     450                  454

Chancellor Media, 8.00%, 11/1/08                       400                  450

Clorox, 144A, VR, 2.544%, 12/14/07                     250                  250

Comcast Cable, 8.375%, 5/1/07                          350                  387

Dayton Hudson Corporation
  7.50%, 7/15/06                                       250                  266

Gillette, 3.50%, 10/15/07                              600                  596

Harrah's Operating, 7.125%, 6/1/07                     400                  428

Home Depot, 144A, 3.75%, 9/15/09                       235                  233

Johnson & Johnson, 6.625%, 9/1/09                      850                  946

Jones Apparel Group
  7.875%, 6/15/06                                      250                  265

Kroger, 7.80%, 8/15/07                                 500                  547

McCormick, 6.40%, 2/1/06                               500                  517

Merck, 2.50%, 3/30/07                                  300                  293

Motorola, 5.80%, 10/15/08                              400                  423

Newell Rubbermaid, 2.00%, 5/1/05                       150                  149

Viacom, 5.625%, 5/1/07                                 210                  220

                                                                          7,142

Energy 1.9%

ConocoPhillips, 3.625%, 10/15/07                       500                  501

Devon Energy, 2.75%, 8/1/06                            400                  396

Encana, 4.60%, 8/15/09                                 400                  407

Pemex Project Funding Master Trust
  144A, VR, 3.79%, 6/15/10                             400                  409

                                                                          1,713

Industrial 7.9%

Alcoa, 4.25%, 8/15/07                                  200                  203

American Honda Finance
  144A, 2.875%, 4/3/06                                 400                  399

Caterpillar Financial Services
  2.35%, 9/15/06                                       500                  492

Daimlerchrysler, 4.75%, 1/15/08                        300                  306

Dow Chemical, 7.00%, 8/15/05                           610                  625

Ford Motor Credit, 6.50%, 1/25/07                      250                  260

General Electric
  VR, 2.15%, 10/24/05                                  335                  335

General Electric Capital
  5.00%, 6/15/07                                       500                  517

General Motors Acceptance Corp.
  6.75%, 1/15/06                                       600                  616

Hertz, VR, 3.40%, 8/5/08                               250                  250

Hutchison Whampoa Finance
  144A, 6.95%, 8/1/07                                  500                  540

John Deere Capital, 3.90%, 1/15/08                     400                  403

MeadWestvaco, 2.75%, 12/1/05                           300                  299

Praxair, 6.85%, 6/15/06                                500                  508

Pulte Homes, 4.875%, 7/15/09                           300                  303

Sealed Air, 144A, 5.375%, 4/15/08                      300                  309

Tyco International, 5.80%, 8/1/06                      400                  415

Weyerhaeuser
  5.50%, 3/15/05                                       150                  151

  6.00%, 8/1/06                                        300                  312

                                                                          7,243

Media and Communications 4.9%

Alltel, 6.75%, 9/15/05                                 250                  257

BellSouth, VR, 2.45%, 11/15/07                         300                  300

British Telecommunications
  STEP, 7.875%, 12/15/05                               500                  521

Cox Enterprises
  144A, 4.375%, 5/1/08                                 500                  499

France Telecom
  STEP, 8.20%, 3/1/06                                  300                  315

News America Holdings
  7.375%, 10/17/08                                     350                  388

Sprint Capital, 6.00%, 1/15/07                         400                  418

Telefonica Europe, 7.35%, 9/15/05                      250                  257

Telefonos De Mexico
  4.50%, 11/19/08                                      365                  367

Telus, 7.50%, 6/1/07                                   400                  435

Verizon Global Funding
  6.125%, 6/15/07                                      300                  318

Verizon Wireless, 5.375%, 12/15/06                     400                  414

                                                                          4,489

Transportation Services 1.0%

ERAC USA Finance
  144A, 6.625%, 2/15/05 ++                             600                  602

Union Pacific, 5.75%, 10/15/07                         335                  352

                                                                            954

Utilities 9.5%

Alabama Power, 3.50%, 11/15/07                         750                  748

Appalachian Power
  VR, 2.508%, 6/29/07                                  240                  240

CE Electric UK Funding
  144A, 6.995%, 12/30/07                               330                  350

Centerpoint Energy
  5.875%, 6/1/08                                       300                  314

Consumers Energy, 6.25%, 9/15/06                       130                  136

Dominion Resources
  7.625%, 7/15/05                                      300                  307

Duke Capital, 4.302%, 5/18/06                          400                  404

Energy East, 5.75%, 11/15/06                           470                  489

FirstEnergy, 5.50%, 11/15/06                           290                  300

Niagara Mohawk, 7.75%, 10/1/08                         425                  478

Panhandle Eastern Pipeline
  2.75%, 3/15/07                                       400                  390

Pepco Holdings, 5.50%, 8/15/07                         500                  519

PG&E, VR, 2.72%, 4/3/06                                285                  285

Pinnacle West Capital, 6.40%, 4/1/06                   500                  517

Progress Energy, 5.85%, 10/30/08                       400                  422

PSEG Power, 6.875%, 4/15/06                            330                  344

Public Service Electric & Gas
  6.25%, 1/1/07                                         75                   79

Sempra Energy, VR, 2.21%, 5/21/08                      450                  450

Southern California Edison
  8.00%, 2/15/07                                       400                  436

Texas-New Mexico Power
  6.125%, 6/1/08                                       350                  360

TXU Energy, 6.125%, 3/15/08                            300                  318

Westar Energy, 7.875%, 5/1/07                          235                  256

Western Power Distribution Holdings
  144A, 6.875%, 12/15/07                               120                  124

Wisconsin Electric Power
  3.50%, 12/1/07                                       470                  468

                                                                          8,734

Total Corporate Bonds and Notes
(Cost $43,040)                                                           43,435

ASSET-BACKED SECURITIES 10.7%

Aesop Funding II
  Series 2003-5A, Class A1
  144A, 2.78%, 12/20/07                                500                  495

Bank One Auto Securitization
  Series 2003-1, Class A3
    1.82%, 9/20/07                                   1,000                  989

BMW Vehicle Owner Trust
  Series 2003-A, Class A3
    1.94%, 2/25/07                                     514                  513

Capital Auto Receivables Asset Trust
  Series 2002-2, Class A4
    4.50%, 10/15/07                                    317                  319

  Series 2002-2, Class CERT
    4.18%, 10/15/07                                     81                   81

Capital One Master Trust
  Series 1998-1, Class A
    6.31%, 6/15/11                                     250                  270

Chase Manhattan Auto Owner Trust
  Series 2001-B, Class CTFS
    3.75%, 5/15/08                                      68                   68

  Series 2003-A, Class A4
    2.06%, 12/15/09                                  1,000                  975

CIT RV Trust
  Series 1998-A, Class A4
    6.09%, 2/15/12                                      63                   63

Citibank Credit Card Issuance Trust
  Series 2000-A3, Class A3
    6.875%, 11/15/09                                   400                  435

Comed Transitional Funding Trust
  Series 1998-1, Class A5
    5.44%, 3/25/07                                      99                  100

CPL Transition Funding
  Series 2002-1, Class A1
    3.54%, 1/15/07                                     228                  228

Harley-Davidson Motorcycle Trust
  Series 2001-1B, Class CTFS
    5.29%, 1/15/09                                      82                   83

  Series 2003-3, Class A2
    2.76%, 5/15/11                                     300                  298

Hertz Vehicle Financing
  Series 2004-1, Class A2
    144A, 2.38%, 5/25/08                               900                  879

Honda Auto Receivables
  Series 2003-5, Class A4
    2.96%, 4/20/09                                     500                  494

Hyundai Auto Receivables Trust
  Series 2003-A, Class B
    2.99%, 10/15/10                                    175                  173

  Series 2003-A, Class C
    3.19%, 10/15/10                                     75                   75

MBNA Credit Card Master Note Trust
  Series 2001, Class AA
    5.75%, 10/15/08                                    725                  749

  Series 2001-C1, Class C1
    VR, 3.453%, 10/15/08                               545                  550

Reliant Energy Transition Bond Trust
  Series 2001-1, Class A1
    3.84%, 9/15/07                                     365                  366

SSB Auto Loan Trust
  Series 2002-1, Class C
    4.13%, 2/15/09                                      54                   54

USAA Auto Owner Trust
  Series 2003-1, Class A3
    1.58%, 6/15/07                                     838                  834

WFS Financial Owner Trust
  Series 2004-2, Class C
    3.20%, 11/21/11                                    350                  349

World Financial Network
  Series 2004-B, Class C
    VR, 3.053%, 7/15/10                                400                  400

Total Asset-Backed Securities
(Cost $9,902)                                                             9,840

NON-U.S. GOVERNMENT
MORTGAGE-BACKED SECURITIES 7.4%

Banc of America Commercial Mortgage
  Series 2003-1, Class A1
    CMO, 3.878%, 9/11/36                               379                  375

  Series 2004-6, Class A1
    CMO, 3.801%, 12/10/42                              190                  190

Bank of America Mortgage Securities
  Series 2003-L, Class 2A2
    CMO, VR, 4.32%, 1/25/34                            652                  647

  Series 2004-A, Class 2A2
    CMO, VR, 4.152%, 2/25/34                           369                  365

  Series 2004-H, Class 2A2
    CMO, VR, 4.821%, 9/25/34                           799                  809

Bankboston Home Equity Loan Trust
  Series 1998-2, Class A6
    6.64%, 12/25/28                                    386                  401

Bear Stearns Commercial Mortgage Securities
  Series 2004-6, Class A1
    3.688%, 11/11/41                                   160                  160

Chase Funding Mortgage Loan
  Series 2002-4, Class 2A1
    VR, 2.551%, 10/25/32                               341                  342

Citigroup Commercial Mortgage Trust
  Series 2004-C2, Class A1
    CMO, 3.787%, 10/15/41                              125                  125

Countrywide Home Loans
  Series 2003-60, Class 3A-1
    CMO, VR, 5.199%, 2/25/34                           618                  623

DLJ Commercial Mortgage
  Series 1999-CG2, Class A1B
    CMO, 7.30%, 6/10/32                                375                  420

GMAC Commercial Mortgage Securities
  Series 1998-C2, Class A1
    CMO, 6.15%, 5/15/35                                 68                   69

Greenwich Capital Commercial Funding
  Series 2004-GG1A, Class A2
    CMO, 3.835%, 10/8/08                               635                  635

Morgan Stanley Dean Witter
  Series 2002-TOP7, Class A1
    CMO, 5.38%, 1/15/39                                444                  462

Prudential Securities Secured Financing
  Series 1999-NRF1, Class A1
    CMO, 6.074%, 1/15/08                                65                   66

Residential Accredit Loans
  Series 1997-QS12, Class A7
    CMO, 7.25%, 11/25/27                                15                   15

Residential Asset Mortgage Products
  Series 2003-RZ2, Class A1
    CMO, VR, 3.60%, 4/25/33                            329                  327

  Series 2004-RZ3, Class AI2
    VR, 3.42%, 10/25/27                                250                  248

Washington Mutual
  Series 2004-AR1, Class A
    CMO, VR, 4.229%, 3/25/34                           501                  494

Total Non-U.S. Government
Mortgage-Backed Securities
(Cost $6,832)                                                             6,773

U.S. GOVERNMENT & AGENCY
MORTGAGE-BACKED SECURITIES 15.8%

U.S. Government Agency Obligations +/-  14.1%

Federal Home Loan Mortgage
    4.105%, 10/27/31                                   199                  199

    5.00%, 10/1 - 11/1/18                            2,286                2,327

    6.00%, 5/1 - 7/1/17                                320                  336

CMO
    4.00%, 1/15/22                                     500                  504

    4.50%, 2/15/13                                     725                  732

    5.00%, 1/15/19 - 6/15/23                         1,300                1,336

    6.50%, 8/15/23                                     345                  353

CMO, IO
    4.50%, 5/15/16 - 4/15/18                           503                   70

  TBA, 6.00%, 1/1/19                                   467                  489

Federal National Mortgage Assn.
    4.50%, 5/1/18                                    1,270                1,270

    5.00%, 1/1/09 - 11/1/18                            810                  825

    5.50%, 5/1/16 - 12/1/34                          2,209                2,281

    6.00%, 1/1/14                                       82                   86

    9.00%, 5/1/05                                        1                    1

  ARM, 3.816%, 10/1/33                                 868                  876

  CMO, 9.00%, 1/25/08                                  117                  122

  TBA, 5.50%, 1/1/18                                 1,186                1,226

                                                                         13,033

U.S. Government Obligations 1.7%

Government National Mortgage Assn.
    6.00%, 7/15/16                                     228                  241

    6.50%, 5/15/09                                     243                  258

    7.00%, 9/15/12 - 4/15/13                           539                  576

    8.00%, 5/15/07                                      69                   71

    10.00%, 11/15/09 - 4/15/19                          11                   11

  CMO, 3.878%, 12/16/19                                400                  399

                                                                          1,556

Total U.S. Government & Agency
Mortgage-Backed Securities
(Cost $14,488)                                                           14,589

U.S. GOVERNMENT & AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 7.7%

U.S. Government Agency Obligations +/-  2.6%

Federal Home Loan Mortgage
    2.75%, 3/15/08                                     450                  439

    4.875%, 3/15/07                                    570                  588

    7.00%, 7/15/05                                     490                  502

Federal National Mortgage Assn.
  VR, 3.678%, 2/17/09                                  900                  908

                                                                          2,437

U.S. Treasury Obligations 5.1%

U.S. Treasury Notes
    1.50%, 7/31/05                                   1,000                  993

    1.625%, 4/30/05                                  3,000                2,993

    4.375%, 5/15/07                                    500                  514

    5.75%, 11/15/05                                    150                  154

                                                                          4,654

Total U.S. Government & Agency
Obligations (excluding Mortgage-Backed)
(Cost $7,069)                                                             7,091

OTHER 0.4%

Inter-American Development Bank
    6.375%, 10/22/07                                   375                  404

Total Other (Cost $376)                                                     404

SHORT-TERM INVESTMENTS 11.9%

Money Market Funds 11.9%

T. Rowe Price Reserve
  Investment Fund, 2.28% #+                         10,985               10,985

Total Short-Term Investments
(Cost $10,985)                                                           10,985

Total Investments in Securities

101.1% of Net Assets (Cost $92,692)                        $             93,117
                                                           ---------------------

(1)  Denominated in U.S dollars unless otherwise noted

#    Seven-day yield

+    Affiliated company--See Note 4

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers--total of such securities at period-end amounts to $6,578 and represents 7.1% of net assets

+/- The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government

ARM  Adjustable Rate Mortgage

CMO  Collateralized Mortgage Obligation

IO Interest Only security for which the fund receives interest on notional principal (par)

STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

TBA  To Be Announced security was purchased on a forward commitment basis

VR   Variable Rate; rate shown is effective rate for period end

T. Rowe Price Limited-Term Bond Portfolio

December 31, 2004

--------------------------------------------------------------------------------

++Restricted Securities
Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $602 and represents 0.7% of net assets.

                                               Acquisition          Acquisition
Description                                           Date                 Cost
--------------------------------------------------------------------------------

ERAC USA Finance                                   9/20/02      $           633

Totals                                                          $           633
                                                                ---------------

The fund has registration rights for certain restricted securities held as of December 31, 2004. Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

T. Rowe Price Limited-Term Bond Portfolio

December 31, 2004

(Amounts in $ 000s except shares and per share amounts)

Assets

Investments in securities, at value
  Affiliated companies (cost $10,985)                      $             10,985

  Non-affiliated companies (cost $81,707)                                82,132

  Total investments in securities                                        93,117

Other assets                                                                775

Total assets                                                             93,892

Liabilities

Total liabilities                                                         1,800

NET ASSETS                                                 $             92,092
                                                           --------------------

Net Assets Consist of:

Undistributed net realized gain (loss)                     $                (52)

Net unrealized gain (loss)                                                  425

Paid-in-capital applicable to 18,487,334 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                       91,719

NET ASSETS                                                 $             92,092
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $               4.98
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

Statement of Operations

T. Rowe Price Limited-Term Bond Portfolio

($ 000s)

                                                                           Year
                                                                          Ended
                                                                       12/31/04

Investment Income (Loss)

Income

  Interest                                                 $              3,373

  Dividend                                                                  109

  Total income                                                            3,482

Investment management and administrative expense                            630

Net investment income (loss)                                              2,852

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                                405

  Futures                                                                  (331)

  Foreign currency transactions                                             (35)

  Net realized gain (loss)                                                   39

Change in net unrealized gain (loss)
  Securities                                                             (1,990)

  Futures                                                                    80

  Other assets and liabilities
  denominated in foreign currencies                                          32

  Change in net unrealized gain (loss)                                   (1,878)

Net realized and unrealized gain (loss)                                  (1,839)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $              1,013
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets

T. Rowe Price Limited-Term Bond Portfolio

($ 000s)

                                                      Year
                                                     Ended
                                                  12/31/04             12/31/03

Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $         2,852      $         3,326

  Net realized gain (loss)                              39                  736

  Change in net unrealized gain (loss)              (1,878)                (410)

  Increase (decrease) in net assets
  from operations                                    1,013                3,652

Distributions to shareholders
  Net investment income                             (2,952)              (3,427)

  Net realized gain                                     --                 (175)

  Decrease in net assets
  from distributions                                (2,952)              (3,602)

Capital share transactions*
  Shares sold                                       24,117               33,744

  Distributions reinvested                           2,958                3,601

  Shares redeemed                                  (23,277)             (33,537)

Increase (decrease) in net assets from
  capital share transactions                         3,798                3,808

Net Assets

Increase (decrease) during period                    1,859                3,858

Beginning of period                                 90,233               86,375

End of period                              $        92,092      $        90,233

(Including undistributed net
investment income of $0 at
12/31/04 and $0 at 12/31/03)

*Share information
  Shares sold                                        4,792                6,584

  Distributions reinvested                             589                  704

  Shares redeemed                                   (4,622)              (6,549)

  Increase (decrease) in
  shares outstanding                                   759                  739

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Limited-Term Bond Portfolio
December 31, 2004

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Fixed Income Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Limited-Term Bond Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund commenced operations on May 13, 1994. The fund seeks a high level of income consistent with moderate fluctuations in principal value. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the
T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Paydown gains and losses are recorded as an adjustment to interest income. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Forward Currency Exchange Contracts
During the year ended December 31, 2004, the fund was a party to forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts
During the year ended December 31, 2004, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Other
Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $29,746,000 and $32,108,000, respectively, for the year ended December 31, 2004. Purchases and sales of U.S. government securities aggregated $9,639,000 and $10,972,000, respectively, for the year ended December 31, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended December 31, 2004 totaled $2,952,000 and were characterized as ordinary income for tax purposes. At December 31, 2004, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------

Unrealized appreciation                                    $            858,000

Unrealized depreciation                                                (459,000)

Net unrealized appreciation (depreciation)                              399,000

Undistributed ordinary income                                            21,000

Capital loss carryforwards                                              (47,000)

Paid-in capital                                                      91,719,000

Net assets                                                 $         92,092,000
                                                           --------------------

The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of December 31, 2004, the fund had $47,000 of capital loss carryforwards that expire in 2012.

For the year ended December 31, 2004, the fund recorded the following permanent reclassifications to reflect tax character. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------

Undistributed net investment income                        $            100,000

Undistributed net realized gain                                        (100,000)

At December 31, 2004, the cost of investments for federal income tax purposes was $92,718,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.70% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At December 31, 2004, $72,000 was payable under the agreement.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the year ended December 31, 2004, dividend income from the Reserve Funds totaled $109,000, and the value of shares of the Reserve Funds held at December 31, 2004 and December 31, 2003 was $10,985,000 and $1,565,000, respectively.

T. Rowe Price Limited-Term Bond Portfolio

Report of Independent Registered Public Accounting Firm

To the Board of Directors of T. Rowe Price Fixed Income Series, Inc. and Shareholders of T. Rowe Price Limited-Term Bond Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Limited-Term Bond Portfolio (one of the portfolios comprising T. Rowe Price Fixed Income Series, Inc., hereafter referred to as the "Fund") at December 31, 2004, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004, by correspondence with the custodian and broker, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Baltimore, Maryland
February 11, 2005

T. Rowe Price Limited-Term Bond Portfolio

Tax Information (Unaudited) for the Tax Year Ended 12/31/04
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included $35,000 from short-term capital gains.


Information on Proxy Voting Policies, Procedures, and Records
--------------------------------------------------------------------------------

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund's Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC's Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words "Company Info" at the top of our homepage for individual investors. Then, in the window that appears, click on the "Proxy Voting Policy" navigation button in the top left corner.

Each fund's most recent annual proxy voting record is available on our Web site and through the SEC's Web site. To access it through our Web site, follow the directions above, then click on the words "Proxy Voting Record" at the bottom of the Proxy Voting Policy page.

How to Obtain Quarterly Portfolio Holdings
--------------------------------------------------------------------------------

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available electronically on the SEC's Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC's Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

T. Rowe Price Limited-Term Bond Portfolio

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, compliance matters, advisory fees, expenses, and other business affairs, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of
T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors
Name
(Year of Birth)
Year Elected*
Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

Anthony W. Deering
(1945)
1994
Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)

Donald W. Dick, Jr.
(1943)
2001
Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm

David K. Fagin
(1938)
2001
Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corp.

Karen N. Horn
(1943)
2003
Managing Director and President, Global Private Client Services, Marsh Inc. (1999-2003); Managing Director and Head of International Private Banking, Bankers Trust (1996-1999); Director, Eli Lilly and Company and Georgia Pacific (5/04 to present)

F. Pierce Linaweaver
(1934)
1994
President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers

John G. Schreiber
(1946)
1994
Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust and The Rouse Company, real estate developers

* Each independent director oversees 112 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

Mary J. Miller; CFA
(1955)
2004
[38]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc.; Vice President, Fixed Income Series

James S. Riepe
(1943)
1994
[112]
Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc.,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Chairman of the Board, Fixed Income Series

* Each inside director serves until retirement, resignation, or election of a successor.

T. Rowe Price Limited-Term Bond Portfolio

Officers

Name (Year of Birth)
Title and Fund(s) Served
Principal Occupation(s)

Stephen V. Booth, CPA (1961)
Vice President, Fixed Income Series
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Steven G. Brooks, CFA (1954)
Vice President, Fixed Income Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Brian E. Burns (1960)
Vice President, Fixed Income Series
Assistant Vice President, T. Rowe Price

Jennifer A. Callaghan (1969)
Vice President, Fixed Income Series
Assistant Vice President, T. Rowe Price

Joseph A. Carrier (1960)
Treasurer, Fixed Income Series
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company

Patrick S. Cassidy, CFA (1964)
Vice President, Fixed Income Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Roger L. Fiery III, CPA (1959)
Vice President, Fixed Income Series
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company

Mark S. Finn, CPA, CFA (1963)
Vice President, Fixed Income Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Alisa Fiumara, CFA (1974)
Vice President, Fixed Income Series
Assistant Vice President, T. Rowe Price

John R. Gilner (1961)
Chief Compliance Officer, Fixed Income Series
Chief Compliance Officer and Vice President, T. Rowe Price; Vice President,
T. Rowe Price Investment Services, Inc., and T. Rowe Price Group, Inc.

Gregory S. Golczewski (1966)
Vice President, Fixed Income Series
Vice President, T. Rowe Price and T. Rowe Price Trust Company

Terri L. Hett (1959)
Assistant Vice President, Fixed Income Series
Employee, T. Rowe Price

Charles B. Hill, CFA (1961)
Vice President, Fixed Income Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Henry H. Hopkins (1942)
Vice President, Fixed Income Series
Director and Vice President, T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.

Alan D. Levenson, Ph.D. (1958)
Vice President, Fixed Income Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

*    Unless otherwise noted, officers have been employees of T. Rowe Price or
     T. Rowe Price International for at least five years.

Patricia B. Lippert (1953)
Secretary, Fixed Income Series
Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.

Joseph K. Lynagh, CFA (1958)
Vice President, Fixed Income Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

James M. McDonald (1949)
Executive Vice President, Fixed Income Series
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Cheryl A. Mickel, CFA (1967)
Vice President, Fixed Income Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Robert M. Rubino, CPA (1953)
Vice President, Fixed Income Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Julie L. Waples (1970)
Vice President, Fixed Income Series
Vice President, T. Rowe Price

Lea C. Ward (1968)
Vice President, Fixed Income Series
Assistant Vice President, T. Rowe Price

Edward A. Wiese, CFA (1959)
President, Fixed Income Series
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; Chief Investment Officer, Director, and Vice President, T. Rowe Price Savings Bank

*    Unless otherwise noted, officers have been employees of T. Rowe Price or
     T. Rowe Price International for at least five years.

This report is authorized for distribution only to those who have received a copy of the portfolio's prospectus.

100 East Pratt Street
Baltimore, MD  21202


T. Rowe Price Investment Services, Inc., Distributor.

42382
TRP656  (02/05)
F303-050  12/31/04

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2004                  2003
     Audit Fees                              $7,047                $7,796
     Audit-Related Fees                         992                   456
     Tax Fees                                 1,911                 2,025
     All Other Fees                               -                   124

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $903,000 and $821,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Fixed Income Series, Inc.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     February 18, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     February 18, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     February 18, 2005